OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated February 1, 1997

The Prospectus is changed as follows:

1.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is replaced with the following:

       (1)  If you invest $1 million or more in
       Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

2.   The second sentence in  "Class A Shares" under "Classes of
Shares" on page 25  is replaced by  the following:

     If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

3. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My
Broker?" on page 27:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

4.   In the second paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 29, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

5.   The third sentence of the second paragraph of  "Reduced
Sales Charges for Class A Share Purchases - Right of
Accumulation" on page 20 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

6.   The third sub-paragraph in  "Waivers of the Class A
Contingent Deferred Sales Charge for Certain Redemptions" on page
32 is replaced by  the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

7. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 34:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

8. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 34:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

9. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned
"PhoneLink" on page 37:

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                      PS0860.006

                    OPPENHEIMER INSURED MUNICIPAL FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated February 1, 1997

The Prospectus is changed as follows:

1.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is replaced with the following:

       (1)  If you invest $1 million or more in
       Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

2.   The second sentence in  "Class A Shares" under "Classes of
Shares" on page 27 is replaced by  the following:

     If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

3. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My
Broker?" on page 29:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

4.   In the second paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 31, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

5.   The third sentence of the second paragraph of  "Reduced
Sales Charges for Class A Share Purchases - Right of
Accumulation" on page 32 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

6.   The third sub-paragraph in  "Waivers of the Class A
Contingent Deferred Sales Charge for Certain Redemptions" on page
34 is replaced by  the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

7. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 37:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

8. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 37:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

9. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned
"PhoneLink" on page 38:

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                      PS0865.006